CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]		Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income (loss) [Member]		Accumulated deficit [Member]	Total
Balance at Dec. 31, 2013	$ 13		$ 20,317	$ (29)	$ (6)		$ (13,134)	$ 7,161
Balance, shares at Dec. 31, 2013	4,665,586
Stock-based compensation related to options issued to employees			84					84
Stock-based compensation related to options issued to non-employees			(15)					(15)
Exercise of stock options		[1]	14					14
Exercise of stock options, shares	7,078
Other comprehensive income (loss):
Unrealized gains of available-for-sale marketable securities, net					(23)			(23)
Foreign currency translation adjustments					21			21
Net loss							(1,610)	(1,610)
Balance at Dec. 31, 2014	$ 13		20,400	(29)	(8)		(14,744)	$ 5,632
Balance, shares at Dec. 31, 2014	4,672,664							4,672,664
Issuance of shares related to Vexigo acquisition	$ 8		4,507					$ 4,515
Issuance of shares related to Vexigo acquisition, shares	3,115,090
Stock-based compensation related to options issued to employees			170					170
May equity investment			500					500
May equity investment, shares	227,271
Contribution from shareholders with regards to payment deferral agreement with former shareholders of Vexigo			20					20
Exercise of stock options		[1]	51					51
Exercise of stock options, shares	28,355
Other comprehensive income (loss):
Unrealized gains of available-for-sale marketable securities, net						[1]			[1]
Net loss							(4,739)	(4,739)
Balance at Dec. 31, 2015	$ 21		25,648	(29)	(8)		(19,483)	$ 6,149
Balance, shares at Dec. 31, 2015	8,043,380							8,043,380
Stock-based compensation related to options issued to employees		[1]	223					$ 233
Issuance of shares	$ 2		698					700
Issuance of shares, shares	648,475
Other comprehensive income (loss):
Unrealized gains of available-for-sale marketable securities, net					4			4
Foreign currency translation adjustments					5			5
Net loss							(5,221)	(5,221)
Balance at Dec. 31, 2016	$ 23		$ 26,569	$ (29)	$ 1		$ (24,704)	$ 1,860
Balance, shares at Dec. 31, 2016	8,691,855							8,691,855

[1]	Represents an amount less than $1.